CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)												1 Months Ended								3 Months Ended					9 Months Ended		10 Months Ended	12 Months Ended
		Dec. 15, 2022	Nov. 04, 2022	Aug. 17, 2022	Dec. 15, 2021	Dec. 15, 2021	Sep. 14, 2020	May 05, 2020	Mar. 01, 2019	Jan. 10, 2019	Sep. 14, 2018	Apr. 30, 2021	Apr. 16, 2021	Apr. 15, 2021	Feb. 26, 2021	Dec. 21, 2020	Apr. 17, 2019	Jan. 25, 2019	Aug. 24, 2018	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019	Jan. 20, 2023	Mar. 10, 2022	May 20, 2021	May 05, 2021	Jan. 01, 2016
Debt Instrument, Face Amount																																$ 575,000
Fair value private placement																												$ 3,435,000
Common stock issued to initial stockholders	[1]																										$ 25,000
Common stock shares authorized																				50,000,000			50,000,000		50,000,000	50,000,000	50,000,000	50,000,000
Debt instrument transaction expense																												$ 6,764,402
Common Stock [Member]
Common stock issued to initial stockholders	[1]																										$ 287
Naturalshrimp Incorporated [Member]
Debt Instrument, Face Amount																				$ 35,000					$ 35,000			35,000
Debt instrument interest rate percentage																																				2.00%
Debt instrument unamortized discount																				$ 9,680,000					$ 9,680,000			$ 9,680,000	$ 13,940,000
Common stock shares authorized																				900,000,000					900,000,000			900,000,000	900,000,000	900,000,000
Beneficial conversion feature																									$ 99,000
Converted shares																										4,762,376			4,762,376
Description for uplisted term and trigger Events																									In conjunction with the Merger Agreement, entered into on October 24, 2022, with Yotta Acquisition Corporation (Note 10), on November 4, 2022, the Company entered into a Restructuring Agreement for an Amended and Restated Secured Promissory Note (the “August Note”), through which the August Note was amended and restated in its entirety. The Restructuring Agreement included key modifications, in which i) the Uplist terms were removed, ii) in the event that the Closing of the Merger does not occur on or before December 31, 2022, the then-current Outstanding Balance will be increased by 2% and shall increase by 2% every 30 days thereafter until the Closing or termination of the Merger Agreement, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”). The Merger has not yet closed, and therefore the 2% of the outstanding balance was increased as of December 31, 202
Change in fair value																				$ 17,738,000					$ 811,000				$ (116,000)	$ (29,000)
Debt discount and accrued interest																													2,616,364	47,273
Gain (loss) on extinguishment of debt																				2,383,088					2,383,088				815,943
Naturalshrimp Incorporated [Member] | Restructured Senior Note [Member]
Fair value derivative																				20,223,000					20,223,000			$ 20,223,000
Change in fair value																									1,309,000
Debt discount and accrued interest																									18,914,000
Gain (loss) on extinguishment of debt																									2,540,000
Naturalshrimp Incorporated [Member] | Common Stock [Member]
Common stock issued to initial stockholders																					$ 25	$ 25
Amortization of beneficial conversion feature
Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Debt Instrument, Face Amount				$ 5,433,333
Debt instrument interest rate percentage				12.00%
Debt instrument unamortized discount				$ 433,333
Share price														$ 0.55																				$ 0.55	$ 0.55
Debt instrument outstanding face amount				816,500
Common stock issued to initial stockholders														$ 5,000,000
Debt instrument transaction expense				10,000
Repayments of Debt				$ 3,000,000
Amended And Restated Secured Promissory Note [Member] | Naturalshrimp Incorporated [Member]
Debt Instrument, Face Amount																				1,309,000					$ 1,309,000			1,309,000
Description for uplisted term and trigger Events			Additionally, if the Closing Date is after December 31, 2022, the outstanding balance of all indebtedness owed by the Company to December 2021 Investor will be increased automatically by 2% and will automatically increase by 2% every 30 days thereafter until the Closing, or substantially similar terms as approved by the Board of Directors of the Company. Additional key modifications include i) the Uplist terms were removed, ii) Maturity date was modified from December 15, 2023 to 12 months from the Closing or termination of the Merger Agreement, provided not to be later than June 30, 2024, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”). As of December 31, 2022, the Merger has not yet closed, and therefore the 2% of the outstanding balance was increased as of December 31, 2022
Repayments of Debt			$ 10,000,000
December Fifteen Two Thousand Twenty One Debenture [Member] | Naturalshrimp Incorporated [Member]
Extension fees					$ 249,079	$ 249,079
Common stock shares authorized					65,000,000	65,000,000																											65,000,000
Common stock shares subscribed but unissued					100,000,000	100,000,000																											100,000,000
Beneficial conversion feature					$ 12,985,000
Description for uplisted term and trigger Events		Subsequently, the date by which the Uplist had to be completed was further extended to June 15, 2022, and again to November 15, 2022, with no additional fee included. The Company will make a one-time payment to the December 2021 Investor equal to 15% of the gross proceeds the Company receives from the offering expected to be effected in connection with the Uplist (whether from the sale of shares of its Common Stock and / or preferred stock) within ten (10) days of receiving such amount. In the event the Company does not make this payment, the then-current outstanding balance will be increased by 10%. In addition, the Company has 30 days in which to secure the December 2021 Note and grant the December 2021 Investor a first position security interest in the real property in Texas and Iowa, and if it is not effectuated within the 30 days the outstanding balance will be increased by 15%.
Debt instrument unused borrowing capacity description																									Upon such an Event of Default, the interest rate increases to 18% per annum and the outstanding balance of the December 2021 Note increases from 5% to 15%, depending upon the specific Event of Default
Fair value derivative																				$ 30,028,000					$ 30,028,000			$ 30,028,000
Change in fair value																									$ 16,927,000
December Fifteen Two Thousand Twenty One Debenture [Member] | Naturalshrimp Incorporated [Member] | Common Stock [Member]
Common stock issued to initial stockholders					15,000,000	$ 15,000,000
December Fifteen Two Thousand Twenty One Debenture [Member] | Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Debt Instrument, Face Amount					$ 16,320,000	$ 16,320,000
Debt instrument interest rate percentage					12.00%	12.00%
Debt instrument unamortized discount					$ 1,300,000	$ 1,300,000
Debt instrument transaction expense					20,000	20,000
Debt issuance costs					2,035,000	2,035,000
Payments of loan costs					$ 1,095,000	$ 1,095,000
Number of warrant issued					3,000,000	3,000,000
Fair value private placement					$ 940.000	$ 940.000
Share price					$ 0.32	$ 0.32																							$ 0.305
Risk free interest rate					1.19%	1.19%																							0.69%
Expected volatility					209.90%	209.90%																							125.90%
Expected dividend rate					0.00%	0.00%
Outstanding investor redeem					$ 1,000,000	$ 1,000,000
Investment redemption fee per share					$ 0.0001	$ 0.0001
Debt instrument outstanding face amount		$ 2,448,000			$ 2,448,000	$ 2,448,000
Exercise price																													$ 0.3075
Debt instrument transaction expense						$ 20,000
Debt iInstrument, redemption, description		The “Redemption Repayment Price” equals 90% multiplied by the average of the two lowest volume weighted average price per share of the Common Stock during the ten (10) trading days immediately preceding the date that the December 2021 Investor delivers notice electing to redeem a portion of the December 2021 Note. The redemption amount shall include a premium of 15% of the portion of the outstanding balance being paid (the “Exit Fee”). As the Exit Fee is to be included in every settlement of the December 2021 Note, an additional 15% of the principal balance, which totals $2,448,000, was recognized along with the principal balance, and offset by a contra account in a manner similar to a debt discount. In addition to the December 2021 Investor’s right of redemption, the Company has the option to prepay the December 2021 Notes at any time prior to the Maturity Date by paying a premium of 15% plus the principal, interest, and fees owed as of the prepayment date.
February 26, 2021 Debenture [Member] | Naturalshrimp Incorporated [Member]
Beneficial conversion feature															$ 164,000
Convertible note principal amount															720,000
Original discount															$ 120,000
Interest rate															12.00%
Conversion rate															$ 0.36
Change in conversion rate															$ 0.10
Amortization of beneficial conversion feature																														27,273
Note discount																														$ 20,000
Convertible debt paid												$ 422,000
Settlement of convertible note													$ 720,000
Accrued interest													13,000
Redemption fee													110,000
Total redemption amount													842,972
Settlement paid by cash													$ 421,486
Converted shares													1,303,982
Apirl 17, 2019 Debenture [Member] | Naturalshrimp Incorporated [Member] | 10% Convertible Promissory Note [Member]
Beneficial conversion feature																	$ 59,000
Convertible note principal amount							$ 110,000										110,000
Original discount																	10,000
Converted shares							1,014,001
Purchase price																	$ 100,000
Outstanding principal amount increase percentage																	150.00%
Liquidation damages percentage																	25.00%
Liquidation amount																	$ 15,000
Variable conversion rate																	70.00%
Conversion rate							$ 0.124
Apirl 17, 2019 Debenture [Member] | Naturalshrimp Incorporated [Member] | 10% Convertible Promissory Note [Member] | Minimum [Member]
Percentage of principal amount redeemed																	120.00%
Apirl 17, 2019 Debenture [Member] | Naturalshrimp Incorporated [Member] | 10% Convertible Promissory Note [Member] | Maximum [Member]
Percentage of principal amount redeemed																	130.00%
August 24, 2018 Debenture [Member] | Naturalshrimp Incorporated [Member] | 10% Convertible Promissory Note [Member]
Share price								$ 0.03
Risk free interest rate								0.13%
Expected volatility								158.29%
Convertible note principal amount								$ 29,057											$ 55,000												$ 57,164
Settlement of convertible note										$ 55,000
Accrued interest										1,974
Converted shares								2,039,069																							9,291,354
Conversion rate								$ 0.014
Maturity date																			Aug. 24, 2019
Debt Instrument, Description																			The interest rate increases to 24% per annum upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%. The note is convertible into shares of the Company’s common stock at a price per share equal to 57% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 47%, upon a “DTC chill”.
Purchase from noteholders										$ 82,612
Fair value of converted derivative liability								$ 8,000
Reclasification of equity								$ 30,000
September 14, 2018 Debenture [Member] | Naturalshrimp Incorporated [Member] | 12% Convertible Promissory Note [Member]
Debt Instrument, Face Amount																		$ 197,215
Share price																								$ 0.03
Risk free interest rate																								0.13%
Expected volatility																								158.29%
Convertible note principal amount											$ 112,500
Original discount											$ 10,250
Settlement of convertible note																		101,550
Accrued interest																		13,695
Converted shares																								35,887,170
Conversion rate																								$ 0.006
Fair value of converted derivative liability																								$ 21,000
Reclasification of equity																								$ 175,000
Defult principal amount																		$ 81,970
September 14, 2018 Debenture [Member] [Default Label] | Naturalshrimp Incorporated [Member] | 12% Convertible Promissory Note [Member]
Debt Instrument, Description											The note is convertible into shares of the Company’s common stock at a variable conversion rate that is equal to the lesser of 60% of the lowest trading price for the last 20 days prior to the issuance of the note or 60% of the lowest market price over the 20 days prior to conversion. The conversion price shall be adjusted upon subsequent sales of securities at a price lower than the original conversion price. There are additional 10% adjustments to the conversion price for events set forth in the agreement, including if the conversion price is less than $0.01, if the Company is not DTC eligible, the Company is no longer a reporting company, or the note cannot be converted into free trading shares on or after nine months from issue date. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.
March 1, 2019 Debenture [Member] | Naturalshrimp Incorporated [Member] | 10% Convertible Promissory Note [Member]
Beneficial conversion feature									$ 134,000
Convertible note principal amount									168,000
Original discount									18,000
Settlement of convertible note																$ 168,000
Accrued interest																$ 30,847
Converted shares																795,387
Purchase price									$ 150,000
Outstanding principal amount increase percentage									150.00%
Variable conversion rate									70.00%
Conversion rate									$ 0.25							$ 0.25
Maturity date									Nov. 01, 2019

[1]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 7).